Financial instruments	6 Months Ended
Jun. 30, 2015
Financial instruments
26 Financial instruments
> Refer to “Note 27 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 and to “Note 33 – Financial instruments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 6M15	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	240	0	–		240
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	80,490	146	–		80,636
Debt	112	471	0	–		583
of which corporates	0	297	0	–		297
Equity	28,208	60	0	–		28,268
Securities received as collateral	28,320	531	0	–		28,851
Debt	27,506	52,179	3,696	–		83,381
of which foreign governments	27,334	4,218	314	–		31,866
of which corporates	16	18,252	1,243	–		19,511
of which RMBS	0	22,358	585	–		22,943
of which CMBS	0	4,467	158	–		4,625
of which CDO	0	2,849	1,195	–		4,044
Equity	73,602	5,191	1,688	–		80,481
Derivatives	6,755	373,579	4,856	(355,150)		30,040
of which interest rate products	1,486	265,480	1,141	–		–
of which foreign exchange products	185	62,874	372	–		–
of which equity/index-related products	5,081	22,761	938	–		–
of which credit derivatives	0	19,874	1,292	–		–
Other	2,512	5,587	3,897	–		11,996
Trading assets	110,375	436,536	14,137	(355,150)		205,898
Debt	1,692	1,038	145	–		2,875
of which foreign governments	1,692	0	0	–		1,692
of which corporates	0	250	0	–		250
of which RMBS	0	542	145	–		687
of which CMBS	0	246	0	–		246
Equity	2	85	3	–		90
Investment securities	1,694	1,123	148	–		2,965
Private equity	0	0	1,084	–		1,084
of which equity funds	0	0	449	–		449
Hedge funds	0	104	237	–		341
of which debt funds	0	69	232	–		301
Other equity investments	5	83	1,471	–		1,559
of which private	0	83	1,469	–		1,552
Life finance instruments	0	2	1,625	–		1,627
Other investments	5	189	4,417	–		4,611
Loans	0	11,509	8,269	–		19,778
of which commercial and industrial loans	0	5,784	5,306	–		11,090
of which financial institutions	0	3,906	1,820	–		5,726
Other intangible assets (mortgage servicing rights)	0	0	81	–		81
Other assets	1,958	21,550	5,653	(1,016)		28,145
of which loans held-for-sale	0	15,565	5,291	–		20,856
Total assets at fair value	142,352	552,170	32,851	(356,166)		371,207
Less other investments - equity at fair value attributable to noncontrolling interests	(4)	(38)	(661)	–		(703)
Less assets consolidated under ASU 2009-17 [2]	0	(8,254)	(2,929)	–		(11,183)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	142,348	543,878	29,261	(356,166)		359,321
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M15	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	644	0	–		644
Customer deposits	0	3,908	58	–		3,966
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	41,920	0	–		41,920
Debt	112	471	0	–		583
of which corporates	0	297	0	–		297
Equity	28,208	60	0	–		28,268
Obligation to return securities received as collateral	28,320	531	0	–		28,851
Debt	10,485	4,257	21	–		14,763
of which foreign governments	10,421	832	0	–		11,253
of which corporates	15	3,211	21	–		3,247
Equity	18,000	98	5	–		18,103
Derivatives	6,731	379,039	4,387	(363,566)		26,591
of which interest rate products	1,476	256,420	897	–		–
of which foreign exchange products	174	76,312	285	–		–
of which equity/index-related products	5,072	24,369	1,151	–		–
of which credit derivatives	0	19,349	1,457	–		–
Trading liabilities	35,216	383,394	4,413	(363,566)		59,457
Short-term borrowings	0	4,038	218	–		4,256
Long-term debt	0	61,811	13,847	–		75,658
of which treasury debt over two years	0	6,064	0	–		6,064
of which structured notes over two years	0	32,913	9,563	–		42,476
of which non-recourse liabilities	0	9,185	2,786	–		11,971
Other liabilities	0	13,136	2,064	(1,031)		14,169
of which failed sales	0	801	514	–		1,315
Total liabilities at fair value	63,536	509,382	20,600	(364,597)		228,921
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	58,003	4,465	–		94,405
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,507	1,435	–		23,970
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,532	6,395	1,566	–		94,493
Derivatives	4,467	616,012	6,823	(589,323)		37,979
of which interest rate products	1,616	467,002	1,803	–		–
of which foreign exchange products	118	89,102	301	–		–
of which equity/index-related products	2,711	26,904	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,987	7,123	4,326	–		14,436
Trading assets	125,923	687,533	17,180	(589,323)		241,313
Debt	1,962	309	0	–		2,271
of which foreign governments	1,962	0	0	–		1,962
of which corporates	0	309	0	–		309
Equity	2	103	3	–		108
Investment securities	1,964	412	3	–		2,379
Private equity	0	0	1,268	–		1,268
of which equity funds	0	0	567	–		567
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,855	–		2,007
of which private	0	70	1,855	–		1,925
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,271	–		5,642
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,371	7,468	(975)		32,321
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,450	830,505	39,422	(590,298)		436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,375	821,249	35,446	(590,298)		422,772
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	832	0	–		832
Customer deposits	0	3,151	100	–		3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,075	122	2	–		19,199
Derivatives	4,594	620,144	6,414	(594,277)		36,875
of which interest rate products	1,585	458,730	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	27,266	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,347	625,180	6,417	(594,277)		72,667
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	65,652	14,608	–		80,260
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,601	3,358	(1,026)		16,933
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,376	768,739	24,578	(595,303)		259,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Transfers between level 1 and level 2
in	6M15		6M14
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	54	46	400	11
Equity	380	491	409	78
Derivatives	3,290	23	4,693	1
Trading assets	3,724	560	5,502	90
Liabilities (CHF million)
Debt	88	21	312	0
Equity	53	82	129	81
Derivatives	3,310	80	4,746	19
Trading liabilities	3,451	183	5,187	100
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M15	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	0	0	0	74	0	0		0	0		0	(5)	146
Debt	4,465	434	(681)	1,288	(1,665)	0	0	(5)		208	0		0	(348)	3,696
of which corporates	1,435	114	(131)	495	(677)	0	0	(4)		157	0		0	(146)	1,243
of which RMBS	612	259	(300)	476	(483)	0	0	(2)		58	0		0	(35)	585
of which CMBS	257	20	(47)	139	(169)	0	0	2		(31)	0		0	(13)	158
of which CDO	1,421	17	(161)	158	(203)	0	0	(1)		42	0		0	(78)	1,195
Equity	1,566	114	(273)	603	(296)	0	0	13		53	0		0	(92)	1,688
Derivatives	6,823	1,130	(593)	0	0	848	(2,786)	(27)		(172)	0		2	(369)	4,856
of which interest rate products	1,803	23	(198)	0	0	281	(364)	(6)		(301)	0		0	(97)	1,141
of which equity/index-related products	1,063	306	(91)	0	0	191	(503)	2		26	0		2	(58)	938
of which credit derivatives	2,569	656	(304)	0	0	170	(1,472)	(24)		(181)	0		0	(122)	1,292
Other	4,326	707	(540)	2,464	(2,871)	0	(116)	6		155	0		0	(234)	3,897
Trading assets	17,180	2,385	(2,087)	4,355	(4,832)	848	(2,902)	(13)		244	0		2	(1,043)	14,137
Investment securities	3	0	(65)	215	(2)	0	(8)	7		1	0		0	(3)	148
Equity	3,437	0	(5)	90	(472)	0	0	0		3	0		(39)	(222)	2,792
Life finance instruments	1,834	0	0	100	(163)	0	0	0		(45)	0		0	(101)	1,625
Other investments	5,271	0	(5)	190	(635)	0	0	0		(42)	0		(39)	(323)	4,417
Loans	9,353	631	(750)	334	(665)	1,295	(1,391)	0		(5)	0		13	(546)	8,269
of which commercial and industrial loans	5,853	360	(154)	12	(502)	825	(763)	0		23	0		5	(353)	5,306
of which financial institutions	1,494	240	(132)	26	(21)	452	(132)	0		(28)	0		8	(87)	1,820
Other intangible assets (mortgage servicing rights)	70	0	0	10	0	0	0	0		6	0		0	(5)	81
Other assets	7,468	1,260	(2,460)	2,880	(2,359)	478	(960)	(2)		(131)	0		(13)	(508)	5,653
of which loans held-for-sale [2]	6,851	1,259	(2,415)	2,832	(2,242)	478	(960)	1		(21)	0		(13)	(479)	5,291
Total assets at fair value	39,422	4,276	(5,367)	7,984	(8,493)	2,695	(5,261)	(8)		73	0		(37)	(2,433)	32,851
Liabilities (CHF million)
Customer deposits	100	15	(20)	0	0	0	(28)	0		0	0		0	(9)	58
Trading liabilities	6,417	971	(1,039)	37	(18)	588	(2,054)	27		(175)	(2)		1	(340)	4,413
of which interest rate derivatives	1,202	27	(233)	0	0	95	(142)	(3)		17	0		1	(67)	897
of which foreign exchange derivatives	560	2	0	0	0	3	(43)	0		(210)	0		0	(27)	285
of which equity/index-related derivatives	1,466	44	(468)	0	0	129	(190)	43		214	0		0	(87)	1,151
of which credit derivatives	2,760	766	(332)	0	0	164	(1,567)	(13)		(188)	(2)		0	(131)	1,457
Short-term borrowings	95	49	(10)	0	0	175	(90)	0		7	0		0	(8)	218
Long-term debt	14,608	1,189	(2,724)	0	0	4,926	(3,108)	6		(185)	0		0	(865)	13,847
of which structured notes over two years	10,267	454	(1,901)	0	0	3,688	(2,209)	8		(125)	0		0	(619)	9,563
of which non-recourse liabilities	2,952	626	(655)	0	0	552	(470)	(2)		(52)	0		0	(165)	2,786
Other liabilities	3,358	45	(1,128)	104	(72)	0	(177)	0		(83)	7		210	(200)	2,064
of which failed sales	616	4	(4)	91	(46)	0	0	2		(115)	0		0	(34)	514
Total liabilities at fair value	24,578	2,269	(4,921)	141	(90)	5,689	(5,457)	33		(436)	5		211	(1,422)	20,600
Net assets/(liabilities) at fair value	14,844	2,007	(446)	7,843	(8,403)	(2,994)	196	(41)		509	(5)		(248)	(1,011)	12,251
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (129) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M14	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(135)	0	0	0	0	0		0	0		0	0	69
Debt	5,069	518	(1,261)	3,644	(3,747)	0	0	(44)		410	0		0	11	4,600
of which corporates	2,128	135	(487)	837	(1,062)	0	0	(59)		272	0		0	10	1,774
of which RMBS	436	309	(252)	430	(439)	0	0	12		55	0		0	(3)	548
of which CMBS	417	44	(181)	172	(102)	0	0	1		(15)	0		0	(2)	334
of which CDO	1,567	17	(130)	1,950	(2,097)	0	0	(1)		68	0		0	(5)	1,369
Equity	595	117	(231)	303	(266)	0	0	42		118	0		0	(4)	674
Derivatives	5,217	368	(266)	0	0	1,542	(2,134)	19		384	0		0	(5)	5,125
of which interest rate products	1,574	31	(12)	0	0	92	(361)	5		381	0		0	3	1,713
of which equity/index-related products	1,240	24	(123)	0	0	192	(257)	14		(157)	0		0	(1)	932
of which credit derivatives	1,138	251	(124)	0	0	314	(504)	(3)		28	0		0	(3)	1,097
Other	2,829	279	(449)	1,372	(1,085)	0	(122)	6		259	0		0	(7)	3,082
Trading assets	13,710	1,282	(2,207)	5,319	(5,098)	1,542	(2,256)	23		1,171	0		0	(5)	13,481
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,363	0	(14)	447	(3,000)	0	0	0		33	0		443	13	3,285
Life finance instruments	1,600	0	0	100	(154)	0	0	0		65	0		0	(6)	1,605
Other investments	6,963	0	(14)	547	(3,154)	0	0	0		98	0		443	7	4,890
Loans	7,998	109	(366)	172	(912)	2,516	(896)	1		4	0		2	(30)	8,598
of which commercial and industrial loans	5,309	107	(276)	161	(628)	1,799	(758)	1		5	0		0	(21)	5,699
of which financial institutions	1,322	2	(17)	11	(81)	429	(98)	0		3	0		4	(3)	1,572
Other intangible assets (mortgage servicing rights)	42	0	0	26	0	0	0	0		0	0		(2)	0	66
Other assets	6,159	1,428	(1,561)	2,407	(2,181)	347	(827)	19		127	0		(1)	6	5,923
of which loans held-for-sale	5,615	1,427	(1,544)	2,159	(2,118)	346	(828)	25		152	0		(1)	9	5,242
Total assets at fair value	35,078	2,819	(4,283)	8,471	(11,345)	4,405	(3,979)	43		1,400	0		442	(21)	33,030
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	25	0	0		2	0		0	5	87
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(114)	0	0	0	0	0		0	0		0	0	0
Trading liabilities	5,564	519	(754)	22	(18)	838	(1,766)	214		307	0		0	(11)	4,915
of which interest rate derivatives	1,129	36	(6)	0	0	42	(234)	4		216	0		0	(2)	1,185
of which foreign exchange derivatives	938	0	(2)	0	0	3	(144)	(4)		(94)	0		0	(1)	696
of which equity/index-related derivatives	1,896	190	(589)	0	0	402	(691)	209		(147)	0		0	(5)	1,265
of which credit derivatives	1,230	266	(152)	0	0	206	(542)	7		279	0		0	(3)	1,291
Short-term borrowings	165	13	(35)	0	0	249	(294)	(1)		2	0		0	2	101
Long-term debt	9,780	605	(1,840)	0	0	3,386	(1,885)	11		300	0		0	(44)	10,313
of which structured notes over two years	6,217	220	(971)	0	0	2,493	(778)	8		217	0		0	(32)	7,374
of which non-recourse liabilities	2,552	378	(583)	0	0	330	(673)	16		14	0		0	(6)	2,028
Other liabilities	2,859	79	(93)	262	(630)	632	(170)	14		94	4		267	3	3,321
of which failed sales	1,143	65	(42)	78	(560)	0	0	0		47	0		(2)	(2)	727
Total liabilities at fair value	18,537	1,216	(2,836)	284	(648)	5,130	(4,115)	238		705	4		267	(45)	18,737
Net assets/(liabilities) at fair value	16,541	1,603	(1,447)	8,187	(10,697)	(725)	136	(195)		695	(4)		175	24	14,293
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M15				6M14
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	468	(253)	215	[1]	500	171	671	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(464)	(64)	(528)		(528)	84	(444)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Quantitative information about level 3 assets at fair value
end of 6M15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	146	Discounted cash flow	Funding spread, in bp		350	475	361
Debt	3,696
of which corporates	1,243
of which	227	Option model	Correlation, in %		(88)	97	16
			Buyback probability, in %	[2]	50	100	59
of which	377	Market comparable	Price, in %		0	120	58
of which	446	Discounted cash flow	Credit spread, in bp		16	700	370
of which RMBS	585	Discounted cash flow	Discount rate, in %		0	39	9
			Prepayment rate, in %		0	28	6
			Default rate, in %		0	21	4
			Loss severity, in %		0	100	58
of which CMBS	158	Discounted cash flow	Capitalization rate, in %		7	8	7
			Discount rate, in %		3	38	13
			Prepayment rate, in %		0	15	8
			Default rate, in %		0	30	2
			Loss severity, in %		0	35	8
of which CDO	1,195
of which	18	Vendor price	Price, in %		0	100	97
of which	288	Discounted cash flow	Discount rate, in %		0	33	10
			Prepayment rate, in %		0	20	14
			Credit spread, in bp		142	173	152
			Default rate, in %		0	8	3
			Loss severity, in %		0	100	39
of which	761	Market comparable	Price, in %		214	214	214
Equity	1,688
of which	252	Option model	Volatility, in %		2	237	28
of which	697	Market comparable	EBITDA multiple		3	13	9
			Price, in %		0	166	9
of which	7	Discounted cash flow	Capitalization rate, in %		7	7	7
Derivatives	4,856
of which interest rate products	1,141	Option model	Correlation, in %		14	100	74
			Prepayment rate, in %		1	30	15
			Volatility skew, in %		(9)	1	(4)
			Mean reversion, in %	[3]	5	10	10
			Credit spread, in bp		158	2,063	350
of which equity/index-related products	938
of which	824	Option model	Correlation, in %		(88)	97	16
			Volatility, in %		0	237	26
of which	84	Market comparable	EBITDA multiple		4	10	7
			Price, in %		111	114	111
of which credit derivatives	1,292	Discounted cash flow	Credit spread, in bp		1	22,911	8,042
			Recovery rate, in %		0	70	22
			Discount rate, in %		1	47	20
			Default rate, in %		0	45	6
			Loss severity, in %		10	100	64
			Correlation, in %		43	97	80
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		51	125	68
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
3 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 assets at fair value (continued)
end of 6M15	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Other	3,897
of which	2,928	Market comparable		Price, in %		0		103		47
of which	875	Discounted cash flow		Market implied life expectancy, in years		3		19		8
Trading assets	14,137
Investment securities	148	–		–		–		–		–
Private equity	1,084	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	237	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,471
of which private	1,469
of which	296	Discounted cash flow		Contingent probability, in %		69		69		69
of which	954	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,625	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,417
Loans	8,269
of which commercial and industrial loans	5,306
of which	4,185	Discounted cash flow		Credit spread, in bp		20		2,684		517
of which	856	Market comparable		Price, in %		0		106		63
of which financial institutions	1,820
of which	1,553	Discounted cash flow		Credit spread, in bp		44		813		305
of which	61	Market comparable		Price, in %		100		101		100
Other intangible assets (mortgage servicing rights)	81	–		–		–		–		–
Other assets	5,653
of which loans held-for-sale	5,291
of which	2,727	Vendor price		Price, in %		0		170		99
of which	728	Discounted cash flow		Credit spread, in bp		77		2,063		488
				Recovery rate, in %		1		38		34
of which	1,386	Market comparable		Price, in %		0		104		68
Total level 3 assets at fair value	32,851
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	6,823
of which interest rate products	1,803	Option model	Correlation, in %		9	100	76
			Prepayment rate, in %		0	33	24
			Volatility skew, in %		(9)	2	(1)
			Mean reversion, in %	[3]	5	10	10
			Credit spread, in bp		229	1,218	1,046
of which equity/index-related products	1,063	Option model	Correlation, in %		(88)	97	8
			Volatility, in %		0	276	27
of which credit derivatives	2,569	Discounted cash flow	Credit spread, in bp		1	6,087	614
			Recovery rate, in %		0	75	20
			Discount rate, in %		1	38	18
			Default rate, in %		1	43	7
			Loss severity, in %		10	100	65
			Correlation, in %		46	97	83
			Prepayment rate, in %		0	9	4
			Funding spread, in bp		51	106	80
Other	4,326
of which	3,493	Market comparable	Price, in %		0	104	50
of which	770	Discounted cash flow	Market implied life expectancy, in years		3	20	9
Trading assets	17,180
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
3 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	3	–		–		–		–		–
Private equity	1,268	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	314	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,855
of which private	1,855
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,271
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,422
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 liabilities at fair value
end of 6M15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	58	–	–		–	–	–
Trading liabilities	4,413
of which interest rate derivatives	897	Option model	Basis spread, in bp		(9)	84	48
			Correlation, in %		14	100	81
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		1	30	9
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	285	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		23	30	26
of which equity/index-related derivatives	1,151
of which	1,054	Option model	Correlation, in %		(88)	97	16
			Skew, in %		42	208	116
			Volatility, in %		1	237	24
			Buyback probability, in %	[4]	50	100	59
of which	23	Market comparable	Price, in %		111	111	111
of which credit derivatives	1,457	Discounted cash flow	Credit spread, in bp		1	22,911	5,669
			Discount rate, in %		1	47	19
			Default rate, in %		0	45	6
			Recovery rate, in %		15	75	38
			Loss severity, in %		10	100	64
			Correlation, in %		14	95	52
			Funding spread, in bp		51	125	68
			Prepayment rate, in %		0	12	4
Short-term borrowings	218	–	–		–	–	–
Long-term debt	13,847
of which structured notes over two years	9,563
of which	8,094	Option model	Correlation, in %		(88)	99	16
			Volatility, in %		2	237	27
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	4	1
of which	388	Discounted cash flow	Credit spread, in bp		143	173	168
of which non-recourse liabilities	2,786
of which	2,747	Vendor price	Price, in %		0	170	99
of which	38	Market comparable	Price, in %		0	100	10
Other liabilities	2,064
of which failed sales	514
of which	292	Market comparable	Price, in %		0	100	88
of which	215	Discounted cash flow	Credit spread, in bp		345	2,063	1,372
			Discount rate, in %		6	17	11
			Recovery rate, in %		38	38	38
Total level 3 liabilities at fair value	20,600
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,358
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,578
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Fair value, unfunded commitments and term of redemption conditions
end of	6M15							2014
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	8		25		33	0		7		106		113	0
Equity funds	88		1,546	[1]	1,634	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(31)		(31)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	96		1,540		1,636	0		109		1,906		2,015	0
Debt funds	227		74		301	1		296		187		483	1
Equity funds	1		0		1	0		0		0		0	0
Others	0		39		39	0		0		50		50	0
Hedge funds	228		113	[3]	341	1		296		237	[4]	533	1
Debt funds	15		0		15	18		17		0		17	15
Equity funds	449		0		449	119		567		0		567	122
Real estate funds	289		0		289	90		302		0		302	98
Others	331		0		331	137		382		0		382	158
Private equities	1,084		0		1,084	364		1,268		0		1,268	393
Equity method investments	328		45		373	0		378		43		421	0
Total funds held in other investments	1,640		158		1,798	365		1,942		280		2,222	394
Total fair value	1,736	[5]	1,698	[6]	3,434	365	[7]	2,051	[5]	2,186	[6]	4,237	394	[7]
1
43 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 31 % is redeemable on an annual basis with a notice period of more than 60 days , 21 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 5 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
42 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days , 28 % is redeemable on an annual basis with a notice period of more than 60 days , 16 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 14 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
88 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 4 % is redeemable on demand with a notice period primarily of more than 60 days , 4 % is redeemable on a monthly basis with a notice period of more than 30 days , and 4 % is redeemable on an annual basis with a notice period of more than 60 days .

4
87 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 497 million and CHF 612 million attributable to noncontrolling interests in 6M15 and 2014, respectively.
6 Includes CHF 37 million and CHF 138 million attributable to noncontrolling interests in 6M15 and 2014, respectively.
7 Includes CHF 159 million and CHF 185 million attributable to noncontrolling interests in 6M15 and 2014, respectively.
Nonrecurring fair value changes
end of	6M15	2014
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.0	1.4
of which level 2	0.0	1.2
of which level 3	0.0	0.2
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
end of	6M15			2014
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,239	4,130	(2,891)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	80,426	210	104,283	104,027	256
Loans	19,778	20,646	(868)	22,913	23,782	(869)
Other assets [1]	23,256	28,802	(5,546)	26,088	33,091	(7,003)
Due to banks and customer deposits	(777)	(742)	(35)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)	(41,940)	20	(54,732)	(54,661)	(71)
Short-term borrowings	(4,256)	(4,343)	87	(3,861)	(3,918)	57
Long-term debt	(75,658)	(77,421)	1,763	(80,260)	(80,344)	84
Other liabilities	(1,315)	(2,842)	1,527	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M15		6M14
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	(19)	[2]	0	[1]
of which related to credit risk	(3)		(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	640	[1]	472	[1]
Other investments	(39)	[2]	207	[3]
of which related to credit risk	(2)		3
Loans	442	[1]	531	[1]
of which related to credit risk	45		70
Other assets	355	[1]	952	[1]
of which related to credit risk	(64)		351
Due to banks and customer deposits	36	[2]	(26)	[2]
of which related to credit risk	27		(8)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	47	[2]	(38)	[1]
Short-term borrowings	(18)	[2]	(46)	[2]
Long-term debt	647	[2]	(2,145)	[2]
of which related to credit risk [4]	287		(18)
Other liabilities	188	[2]	43	[3]
of which related to credit risk	10		(39)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M15 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,595	0	57,595	0	57,595
Loans	230,619	1	232,899	4,732	237,632
Other financial assets [1]	175,300	103,133	71,078	1,381	175,592
Financial liabilities
Due to banks and deposits	370,998	199,249	171,732	0	370,981
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647	0	16,647	0	16,647
Short-term borrowings	22,144	0	22,146	0	22,146
Long-term debt	101,772	0	101,587	1,170	102,757
Other financial liabilities [2]	73,740	0	73,031	566	73,597
2014 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	230,340	0	232,271	3,678	235,949
Other financial assets [1]	149,925	79,170	69,554	1,482	150,206
Financial liabilities
Due to banks and deposits	379,992	208,759	171,230	0	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	92,687	0	92,908	1,201	94,109
Other financial liabilities [2]	84,874	15	84,146	585	84,746
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.